Transactions and Balances with Related Parties (Details) - Schedule of balances - Balance [Member] - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Transactions and Balances with Related Parties (Details) - Schedule of balances [Line Items]
Accounts receivable	[1]		$ 87
Other current assets		$ 27

[1]	See Note 6D above.